Note 8 - Employee Benefit Plans (Details) - Benefit Obligation And Prepaid Benefit Costs Assumptions	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Note 8 - Employee Benefit Plans (Details) - Benefit Obligation And Prepaid Benefit Costs Assumptions [Line Items]
Expected rate of return on plan assets	7.20%
Pension Plan, Defined Benefit [Member]
Note 8 - Employee Benefit Plans (Details) - Benefit Obligation And Prepaid Benefit Costs Assumptions [Line Items]
Discount rate: net periodic pension cost	4.75%	5.50%
Discount rate: projected benefit obligation	4.00%	4.75%
Expected rate of return on plan assets	7.20%	8.00%
Rate of compensation increase	4.00%	4.00%
Other Postretirement Benefit Plan, Defined Benefit [Member]
Note 8 - Employee Benefit Plans (Details) - Benefit Obligation And Prepaid Benefit Costs Assumptions [Line Items]
Discount rate: projected benefit obligation	4.00%	4.75%